Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2019
Contingent liabilities and commitments
Schedule of contingent liabilities and commitments arising from the banking business

	At 30 June	At 31 Dec
	2019	2018
	£m	£m

Contingent liabilities
Acceptances and endorsements	74	194
Other:
Other items serving as direct credit substitutes	1,042	632
Performance bonds and other transaction-related contingencies	2,462	2,425
	3,504	3,057
Total contingent liabilities	3,578	3,251

Commitments and guarantees
Documentary credits and other short-term trade-related transactions	1	1
Forward asset purchases and forward deposits placed	171	731

Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:
Mortgage offers made	15,011	11,594
Other commitments and guarantees	84,322	85,060
	99,333	96,654
1 year or over original maturity	37,599	37,712
Total commitments and guarantees	137,104	135,098